CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Sep. 30, 2011		Sep. 30, 2010
Current assets
Cash and cash equivalents	$ 471.2		$ 629.7
Trade receivables, net	893.6	[1]	824.8	[2]
Inventories	653.4		666.3
Other current assets	374.4		308.7
Total current assets	2,392.6		2,429.5
Property, plant and equipment, net	885.4		840.6
Goodwill	1,475.3		1,316.4
Other intangible assets, net	1,878.2		1,774.2
Other assets	31.9		27.2
Total assets	6,663.4		6,387.9
Liabilities and Shareholders' Equity
Current maturities of long-term debt	106.0		266.0
Notes payable	56.0		24.9
Accounts payable	289.6		271.0
Other current liabilities	707.7		691.6
Total current liabilities	1,159.3		1,253.5
Long-term debt	2,206.5		2,022.5
Other liabilities	1,196.3		1,012.3
Total liabilities	4,562.1		4,288.3
Shareholders' equity
Preferred stock, $.01 par value, none outstanding	0		0
Common stock, $.01 par value, issued 108,008,682 shares at 2011 and 2010	1.1		1.1
Additional paid-in capital	1,593.6		1,569.5
Retained earnings	2,613.0		2,353.9
Common stock in treasury, at cost, 40,932,950 shares at 2011 and 37,652,891 shares at 2010	(1,925.7)		(1,667.6)
Accumulated other comprehensive loss	(180.7)		(157.3)
Total shareholders' equity	2,101.3		2,099.6
Total liabilities and shareholders' equity	$ 6,663.4		$ 6,387.9

[1]	Trade receivables, net for the Non-Guarantors includes approximately $373 at September 30, 2011 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a wholly-owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.
[2]	Trade receivables, net for the Non-Guarantors includes approximately $341 at September 30, 2010 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a wholly-owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.